Financial instruments and related disclosures - Reconciliation of financial instruments within Trade and other payables, Other provisions, Other non-current liabilities and Contingent consideration liabilities (Details) - GBP (£)
£ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Other provisions (Note 31)	£ (1,548)	£ (2,535)
Other non-current liabilities (Note 33)	(1,023)	(1,100)
Total financial liabilities	(37,269)	(36,744)
Trade and other payables, other provisions and other non-current liabilities
Disclosure of financial liabilities [line items]
Trade and other payables (Note 28)	(15,381)	(15,335)
Other provisions (Note 31)	(1,548)	(2,535)
Contingent consideration liabilities (Note 32)	(6,733)	(7,280)
Other non-current liabilities (Note 33)	(1,023)	(1,100)
Total financial liabilities	(24,685)	(26,250)
Financial liabilities at FVTPL | Trade and other payables, other provisions and other non-current liabilities
Disclosure of financial liabilities [line items]
Trade and other payables (Note 28)	0	0
Other provisions (Note 31)	0	0
Contingent consideration liabilities (Note 32)	(6,733)	(7,280)
Other non-current liabilities (Note 33)	0	0
Total financial liabilities	(6,733)	(7,280)
Amortised cost | Trade and other payables, other provisions and other non-current liabilities
Disclosure of financial liabilities [line items]
Trade and other payables (Note 28)	(13,185)	(13,160)
Other provisions (Note 31)	(306)	(182)
Contingent consideration liabilities (Note 32)	0	0
Other non-current liabilities (Note 33)	(13)	(46)
Total financial liabilities	(13,504)	(13,388)
Financial instruments | Trade and other payables, other provisions and other non-current liabilities
Disclosure of financial liabilities [line items]
Trade and other payables (Note 28)	(13,185)	(13,160)
Other provisions (Note 31)	(306)	(182)
Contingent consideration liabilities (Note 32)	(6,733)	(7,280)
Other non-current liabilities (Note 33)	(13)	(46)
Total financial liabilities	(20,237)	(20,668)
Non financial instruments | Trade and other payables, other provisions and other non-current liabilities
Disclosure of financial liabilities [line items]
Trade and other payables (Note 28)	(2,196)	(2,175)
Other provisions (Note 31)	(1,242)	(2,353)
Contingent consideration liabilities (Note 32)	0	0
Other non-current liabilities (Note 33)	(1,010)	(1,054)
Total financial liabilities	£ (4,448)	£ (5,582)